Future Minimum Lease Rentals Expected to Be Received from Property on Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Years ending March 31
2015	¥ 380,146
2016	247,759
2017	89,967
2018	9,148
2019	2,058
Total future minimum lease rentals	¥ 729,078